Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Recurring measurements:
Interest rate swaps - asset position	$ 0	$ 411
Interest rate swaps - liability position	0	(2,604)
On recurring basis
Recurring measurements:
Interest rate swaps - asset position	0	411
Interest rate swaps - liability position	0	(2,604)
Total	0	(2,193)
On recurring basis | Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	0	411
Interest rate swaps - liability position	0	(2,604)
Total	$ 0	$ (2,193)